Operating costs - Staff costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Aggregate remuneration
Wages and salaries	$ 2,108	$ 1,984	$ 1,858
Share-based incentive plans	59	43	58
Employer’s social security	165	146	138
Employer’s pension
Defined benefit plans	79	72	80
Defined contribution plans	70	62	53
Other post-employment plans	7	7	10
Staff costs	$ 2,488	$ 2,314	$ 2,197